RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS [Abstract]
Movement of Statutory Reserve
The movement of statutory reserve during the years ended December 31, are as follows:

	December 31,
	2019 $	2020 $

At the beginning of the financial year	46	46
Transferred from retained earnings	–	2,317
At the end of the financial year	46	2,363